Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES
Net income	$ 83,227	$ 31,021
Non-cash items:
Depreciation and amortization	28,899	24,927
Gain on sale of vessels		(9,955)
Unrealized gain on derivative instruments	(3,852)	(2,975)
Equity income	(6,169)	(2,609)
Other	750	(2,325)
Change in operating assets and liabilities	(11,789)	(27,676)
Expenditures for dry docking	(4,030)	(5,795)
Net operating cash flow	87,036	4,613
FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs	222,435	31,947
Repayments of long-term debt	(13,184)	(10,183)
Prepayment of long-term debt	(191,592)	(157,000)
Equity contribution from Teekay Corporation		1,267
Cash dividends paid	(6,909)	(5,018)
Proceeds from equity offerings, net of offering costs (note 8)	50,928
Net financing cash flow	61,678	(138,987)
INVESTING ACTIVITIES
Proceeds from sale of vessels		154,000
Expenditures for vessels and equipment	(228,190)	(837)
Loan repayments from equity accounted investment		1,150
Term loan advance recoveries		1,179
Net investing cash flow	(228,429)	130,492
Decrease in cash and cash equivalents	(79,715)	(3,882)
Cash and cash equivalents, beginning of the period	162,797	25,646
Cash and cash equivalents, end of the period	83,082	21,764
Tanker Investments Ltd [Member]
INVESTING ACTIVITIES
Investment		$ (25,000)
Teekay Tankers Operations Ltd [Member]
INVESTING ACTIVITIES
Investment	$ (239)